EARNINGS PER SHARE - Narrative (Details) - $ / shares	1 Months Ended			12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Number of Shares Purchased (in shares)	114,400	200,916	316,800	146,650
Private Placement Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50			$ 11.50
Private Placement Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)				26,150,000